                                                                            2000
--------------------------------------------------------------------------------





Nationwide(R) Variable Account - 10
December 31, 2000






[The BEST of AMERICA(R) LOGO]










                                                                   ANNUAL REPORT



--------------------------------------------------------------------------------


                                                 [NATIONWIDE LOGO]

APO - 4740 (12/00)                        Nationwide Life Insurance Company
                                              Home Office:  Columbus, Ohio

                                [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                  ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220


                           [JOSEPH J. GASPER PICTURE]


                              PRESIDENT'S MESSAGE

We are pleased to bring you the 2000 annual report of the Nationwide Variable Account-10.

The red-hot technology sector finally cooled in 2000. The lofty valuations these stocks achieved in the late 1990s were restored to more reasonable levels. The NASDAQ was off over 39% and suffered its worst decline in nearly thirty years. Though not as drastic, the other major market indices were also off for the year. Softening corporate earnings of the long anticipated economic contraction helped trigger this market pullback.

Early this year the Federal Reserve aggressively responded to the slowing economy with two half-percentage-point reductions in short-term interest rates. And, further easing by the Fed is expected. The new administration in Washington D.C. is expected to supply further economic stimulus through a broad-based income tax reduction. While we can offer no guarantee of future market performance, history tells us this combination of favorable monetary and fiscal policy sets the stage for higher equity markets twelve to eighteen months out.

The varied array of investment options offered through your variable contract allow you to diversify your holdings to meet the changing economic and market conditions. We are pleased you have selected Nationwide and our investment products to help you achieve your long-term planning and retirement goals.



                                /s/ Joseph J. Gasper


                           Joseph J. Gasper, President
                                February 16, 2001

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-10. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-877-377-7701 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2000. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 25. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the Net change in contract owners' equity which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 22, provide further disclosures about the variable account and its underlying contract provisions.

                         NATIONWIDE VARIABLE ACCOUNT-10
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 2000


Assets:
   Investments at fair value:

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         11,287 shares (cost $84,580) .......................................................................             $   80,248

      American Century VP - American Century VP International (ACVPInt)
         11,236 shares (cost $115,379) ......................................................................                114,946

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
         3,077 shares (cost $123,411) .......................................................................                106,068

      Dreyfus Stock Index Fund (DryStkIx)
         3,677 shares (cost $134,440) .......................................................................                125,011

      Dreyfus IP - European Equity Portfolio (DryEuroEq)
         361 shares (cost $5,281) ...........................................................................                  5,404

      Dreyfus VIF - Appreciation Portfolio (DryVApp)
         948 shares (cost $37,435) ..........................................................................                 36,868

      Federated Insurance Series - Federated Quality Bond Fund II (FedQualBd2)
         10,191 shares (cost $105,301) ......................................................................                109,248

      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVEqInS)
         1,767 shares (cost $42,639) ........................................................................                 44,969

      Fidelity VIP - Growth Portfolio - Service Class (FidVGrS)
         2,991 shares (cost $148,972) .......................................................................                130,120

      Fidelity VIP - High Income Portfolio - Service Class (FidVHiInS)
         434 shares (cost $4,279) ...........................................................................                  3,537

      Fidelity VIP - Overseas Portfolio - Service Class (FidVOvSeS)
         1,702 shares (cost $35,807) ........................................................................                 33,935

      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVConS)
         3,061 shares (cost $75,306) ........................................................................                 72,465

      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVGrOpS)
         1,629 shares (cost $30,553) ........................................................................                 28,825

      Janus Aspen Series - Capital Appreciation Portfolio - Service Class (JanACapApS)
         5,484 shares (cost $164,059) .......................................................................                145,541

      Janus Aspen Series - Global Technology Portfolio - Service Class (JanAGlTchS)
         19,683 shares (cost $171,048) ......................................................................                128,923

      Janus Aspen Series - International Growth Portfolio - Service Class (JanAIntGrS)
         2,157 shares (cost $75,424) ........................................................................                 66,094

      Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBalJPM)
         420 shares (cost $4,387) ...........................................................................                  4,193

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         2,350 shares (cost $49,401) ........................................................................                 34,494

      Nationwide SAT - Equity Income Fund - Federated (NSATEqIFED)
         410 shares (cost $4,900) ...........................................................................                  4,911

      Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50)
         118 shares (cost $1,534) ...........................................................................                  1,377

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         9,308 shares (cost $103,493) .......................................................................                106,478

      Nationwide SAT - High Income Bond Fund - Federated (NSATHiIFED)
         543 shares (cost $4,691) ...........................................................................                  4,280

      Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR)
         1,852 shares (cost $33,245) ........................................................................                 30,795

      Nationwide SAT - Money Market Fund (NSATMMkt)
         1,241,529 shares (cost $1,241,529) .................................................................              1,241,529

      Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMBdMAS)
         1,354 shares (cost $12,473) ........................................................................                 12,565

      Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
         1,574 shares (cost $28,538) ........................................................................                 25,564

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         4,049 shares (cost $40,479) ........................................................................                 35,229

      Nationwide SAT - Small Company Fund (NSATSmCo)
         3,671 shares (cost $80,709) ........................................................................                 73,416

      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         430 shares (cost $4,309) ...........................................................................                  4,318

      Nationwide SAT - Total Return Fund (NSATTotRtn)
         6,552 shares (cost $106,241) .......................................................................                 76,270

      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         335 shares (cost $5,285) ...........................................................................                  5,340

      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         1,866 shares (cost $46,697) ........................................................................                 41,958

      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         847 shares (cost $13,453) ..........................................................................                 13,701

      Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA)
         2,179 shares (cost $208,723) .......................................................................                154,173

      Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
         2,978 shares (cost $146,009) .......................................................................                138,882

      Oppenheimer Global Securities Fund/VA (OppGlSecVA)
         936 shares (cost $29,037) ..........................................................................                 28,383

      Oppenheimer Main Street Growth & Income Fund/VA (OppMGrInVA)
         8,321 shares (cost $189,767) .......................................................................                176,902

      Strong Opportunity Fund II, Inc. (StOpp2)
         1,501 shares (cost $39,049) ........................................................................                 35,925

      The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (MSUEmMkt)
      (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
        460 shares (cost $3,362) ............................................................................                  3,176

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


      The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (MSUUSRealE)
      (formerly Morgan Stanley - U.S. Real Estate Portfolio)
        261 shares (cost $2,864) ............................................................................                  3,004

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
         105 shares (cost $1,264) ...........................................................................                    868

      Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)
         2,833 shares (cost $32,168) ........................................................................                 34,191

      Warburg Pincus Trust - Value Portfolio (WPTValue)
         355 shares (cost $4,370) ...........................................................................                  4,502
                                                                                                                          ----------
            Total investments ...............................................................................              3,528,626
   Accounts receivable ......................................................................................                   --
                                                                                                                          ----------
            Total assets ....................................................................................              3,528,626
Accounts payable ............................................................................................                    135
                                                                                                                          ----------
CONTRACT OWNERS' EQUITY (NOTE 4) ............................................................................             $3,528,491
                                                                                                                          ==========


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

                                                                   ACV-      ACV-       DRY-       DRY-      DRY-    DRY-    FED-
                                                      TOTAL       PINCGR     PINT       SRGR       STKIX    EUROEQ   VAPP   QUALBD2
                                                      -----       ------     ----       ----       -----    ------   ----   -------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $    39,135        --          1        858        660      11     242       --
  Mortality and expense risk charges (note 2) ..       (17,964)     (271)      (358)      (577)      (815)     (8)   (113)    (282)
                                                   -----------    ------    -------    -------    -------    ----    ----   ------
    Net investment income ......................        21,171      (271)      (357)       281       (155)      3     129     (282)
                                                   -----------    ------    -------    -------    -------    ----    ----   ------

  Proceeds from mutual funds shares sold .......     3,955,692       217      8,507     11,859     81,030       8     108    1,873
  Cost of mutual fund shares sold ..............    (3,998,316)     (239)   (10,559)   (12,753)   (85,782)     (8)   (112)  (1,839)
                                                   -----------    ------    -------    -------    -------    ----    ----   ------
    Realized gain (loss) on investments ........       (42,624)      (22)    (2,052)      (894)    (4,752)     --      (4)      34
  Change in unrealized gain (loss)
    on investments .............................      (263,263)   (4,332)      (432)   (17,342)    (9,429)    123    (567)   3,947
                                                   -----------    ------    -------    -------    -------    ----    ----   ------
    Net gain (loss) on investments .............      (305,887)   (4,354)    (2,484)   (18,236)   (14,181)    123    (571)   3,981
                                                   -----------    ------    -------    -------    -------    ----    ----   ------
  Reinvested capital gains .....................        59,148        --         18         --      1,900      61     414       --
                                                   -----------    ------    -------    -------    -------    ----    ----   ------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........   $  (225,568)   (4,625)    (2,823)   (17,955)   (12,436)    187     (28)   3,699
                                                   ===========    ======    =======    =======    =======    ====    ====   ======


                                                     FID-                 FID-     FID-      FID-       FID-      JAN-      JAN-
                                                   VEQINS     FIDVGRS    VHIINS   VOVSES     VCONS     VGROPS    ACAPAPS   AGLTCHS
                                                   ------     -------    ------   ------     -----     ------    -------   -------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $     --           8      --        14         18        --        755        783
  Mortality and expense risk charges (note 2) ..      (146)     (1,334)    (33)     (115)      (352)      (98)      (618)      (882)
                                                  --------    --------    ----    ------    -------    ------    -------   --------
    Net investment income ......................      (146)     (1,326)    (33)     (101)      (334)      (98)       137        (99)
                                                  --------    --------    ----    ------    -------    ------    -------   --------

  Proceeds from mutual funds shares sold .......    11,532     146,506      33     2,042     18,934     8,699     46,609    112,445
  Cost of mutual fund shares sold ..............   (11,433)   (159,051)    (35)   (2,324)   (20,985)   (8,760)   (47,707)  (126,064)
                                                  --------    --------    ----    ------    -------    ------    -------   --------
    Realized gain (loss) on investments ........        99     (12,545)     (2)     (282)    (2,051)      (61)    (1,098)   (13,619)
  Change in unrealized gain (loss)
    on investments .............................     2,330     (18,852)   (742)   (1,872)    (2,841)   (1,727)   (18,519)   (42,126)
                                                  --------    --------    ----    ------    -------    ------    -------   --------
    Net gain (loss) on investments .............     2,429     (31,397)   (744)   (2,154)    (4,892)   (1,788)   (19,617)   (55,745)
                                                  --------    --------    ----    ------    -------    ------    -------   --------
  Reinvested capital gains .....................        --         900      --        93        652        --         --         --
                                                  --------    --------    ----    ------    -------    ------    -------   --------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........  $  2,283     (31,823)   (777)   (2,162)    (4,574)   (1,886)   (19,480)   (55,844)
                                                  ========    ========    ====    ======    =======    ======    =======   ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000

                                                        JAN-       NSAT-      NSAT-   NSAT-    NSAT-      NSAT-    NSAT-    NSAT-
                                                      AINTGRS     BALJPM      CAPAP   EQIFED   GLOB50     GVTBD    HIIFED   MCIXDR
                                                      -------     ------      -----   ------   ------     -----    ------   ------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    343        482          2     12        12      1,597     169         --
  Mortality and expense risk charges (note 2) .....       (265)      (322)      (106)    (4)      (18)      (298)    (13)        (5)
                                                      --------    -------    -------    ---    ------    -------    ----    -------
    Net investment income .........................         78        160       (104)     8        (6)     1,299     156         (5)
                                                      --------    -------    -------    ---    ------    -------    ----    -------

  Proceeds from mutual funds shares sold ..........      8,042     62,457     25,017      4     4,210     20,365      13     15,565
  Cost of mutual fund shares sold .................     (9,239)   (64,663)   (23,787)    (4)   (4,324)   (20,334)    (14)   (15,364)
                                                      --------    -------    -------    ---    ------    -------    ----    -------
    Realized gain (loss) on investments ...........     (1,197)    (2,206)     1,230     --      (114)        31      (1)       201
  Change in unrealized gain (loss)
    on investments ................................     (9,330)      (194)   (14,907)    11      (157)     2,985    (412)        --
                                                      --------    -------    -------    ---    ------    -------    ----    -------
    Net gain (loss) on investments ................    (10,527)    (2,400)   (13,677)    11      (271)     3,016    (413)       201
                                                      --------    -------    -------    ---    ------    -------    ----    -------
  Reinvested capital gains ........................         --         --      7,255     --        52         --      --         --
                                                      --------    -------    -------    ---    ------    -------    ----    -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ............   $(10,449)    (2,240)    (6,526)    19      (225)     4,315    (257)       196
                                                      ========    =======    =======    ===    ======    =======    ====    =======


                                                     NSAT-        NSAT-       NSAT-   NSAT-      NSAT-     NSAT-    NSAT-    NSAT-
                                                     MCPSTR        MMKT       MBDMAS  SMCAPG     SMCAPV     SMCO    STRVAL   TOTRTN
                                                     ------        ----       ------  ------     ------     ----    ------   ------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     --        32,284     214        --         --         1     29        201
  Mortality and expense risk charges (note 2) ...       (342)       (7,396)    (13)      (63)      (111)     (242)   (34)      (234)
                                                    --------    ----------    ----    ------    -------    ------    ---    -------
    Net investment income .......................       (342)       24,888     201       (63)      (111)     (241)    (5)       (33)
                                                    --------    ----------    ----    ------    -------    ------    ---    -------

  Proceeds from mutual funds shares sold ........     48,027     3,159,870      12        58     24,118     5,473     34     20,770
  Cost of mutual fund shares sold ...............    (47,504)   (3,159,870)    (12)      (70)   (23,589)   (6,128)   (35)   (21,306)
                                                    --------    ----------    ----    ------    -------    ------    ---    -------
    Realized gain (loss) on investments .........        523            --      --       (12)       529      (655)    (1)      (536)
  Change in unrealized gain (loss)
    on investments ..............................     (2,450)           --      92    (2,974)    (5,250)   (7,293)     9    (29,971)
                                                    --------    ----------    ----    ------    -------    ------    ---    -------
    Net gain (loss) on investments ..............     (1,927)           --      92    (2,986)    (4,721)   (7,948)     8    (30,507)
                                                    --------    ----------    ----    ------    -------    ------    ---    -------
  Reinvested capital gains ......................      1,359            --      --        --      5,482     9,023     --     27,208
                                                    --------    ----------    ----    ------    -------    ------    ---    -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........   $   (910)       24,888     293    (3,049)       650       834      3     (3,332)
                                                    ========    ==========    ====    ======    =======    ======    ===    =======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000

                                                     NBAM-    NBAM-      NBAM-     Opp-       Opp-       Opp-      Opp-
                                                    TGuard    TMCGr      TPart    AggGrVA    CapApVA    GlSecVA   MGrInVA    StOpp2
                                                    ------    -----      -----    -------    -------    -------   -------    ------
INVESTMENT ACTIVITY:
Reinvested dividends .............................   $ --         --        --         --          7        --         12        --
Mortality and expense risk charges (note 2) ......    (46)      (159)      (54)      (749)      (532)      (88)      (589)     (132)
                                                     ----    -------    ------    -------    -------    ------    -------    ------
  Net investment income ..........................    (46)      (159)      (54)      (749)      (525)      (88)      (577)     (132)
                                                     ----    -------    ------    -------    -------    ------    -------    ------

Proceeds from mutual funds shares sold ...........     45      8,535     3,922     61,595     15,693     3,891     13,940       257
Cost of mutual fund shares sold ..................    (40)   (10,242)   (4,062)   (62,624)   (15,483)   (4,170)   (13,946)     (264)
                                                     ----    -------    ------    -------    -------    ------    -------    ------
  Realized gain (loss) on investments ............      5     (1,707)     (140)    (1,029)       210      (279)        (6)       (7)
Change in unrealized gain (loss)
  on investments .................................     55     (4,738)      248    (54,549)    (7,127)     (654)   (12,865)   (3,124)
                                                     ----    -------    ------    -------    -------    ------    -------    ------
  Net gain (loss) on investments .................     60     (6,445)      108    (55,578)    (6,917)     (933)   (12,871)   (3,131)
                                                     ----    -------    ------    -------    -------    ------    -------    ------
Reinvested capital gains .........................     --         --        --        398        361        --        159     3,755
                                                     ----    -------    ------    -------    -------    ------    -------    ------
  Net increase (decrease) in contract owners'
    equity resulting from operations .............   $ 14     (6,604)       54    (55,929)    (7,081)   (1,021)   (13,289)      492
                                                     ====    =======    ======    =======    =======    ======    =======    ======

                                                                  MSUEmMkt    MSUUSRealE    VEWwEmgMkt     VEWwHrdAst     WPTValue
                                                                  --------    ----------    ----------     ----------     --------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................................        $ 325           48             --             --           47
  Mortality and expense risk charges (note 2) .............           (6)          (4)           (14)           (89)         (34)
                                                                   -----         ----         ------         ------         ----
    Net investment income .................................          319           44            (14)           (89)          13
                                                                   -----         ----         ------         ------         ----

  Proceeds from mutual funds shares sold ..................            6            4          3,247             86           34
  Cost of mutual fund shares sold .........................           (6)          (4)        (3,461)           (86)         (34)
                                                                   -----         ----         ------         ------         ----
    Realized gain (loss) on investments ...................           --           --           (214)            --           --
  Change in unrealized gain (loss)
    on investments ........................................         (186)         140           (396)         2,023          132
                                                                   -----         ----         ------         ------         ----
    Net gain (loss) on investments ........................         (186)         140           (610)         2,023          132
                                                                   -----         ----         ------         ------         ----
  Reinvested capital gains ................................           --           15             --             --           43
                                                                   -----         ----         ------         ------         ----
    Net increase (decrease) in contract owners'
      equity resulting from operations ....................        $ 133          199           (624)         1,934          188
                                                                   =====         ====         ======         ======         ====


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEAR ENDED DECEMBER 31, 2000 AND PERIOD DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                                      TOTAL               ACVPIncGr           ACVPInt                 DrySRGr
                                               2000          1999       2000       1999     2000     1999         2000       1999
                                               ----          ----       ----       ----     ----     ----         ----       ----
INVESTMENT ACTIVITY:
  Net investment income ...............    $    21,171          78       (271)     --         (357)     --           281       --
  Realized gain (loss) on investments .        (42,624)         --        (22)     --       (2,052)     --          (894)      --
  Change in unrealized gain (loss)
    on investments ....................       (263,263)         --     (4,332)     --         (432)     --       (17,342)      --
  Reinvested capital gains ............         59,148          --         --      --           18      --            --       --
                                           -----------      ------     ------    ----      -------    ----       -------     ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (225,568)         78     (4,625)     --       (2,823)     --       (17,955)      --
                                           -----------      ------     ------    ----      -------    ----       -------     ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      4,096,811      60,508         91      --          (39)     --         2,073       --
  Transfers between funds .............             --          --     84,754      --      117,809      --       121,943       --
  Surrenders ..........................       (403,338)         --         --      --           --      --            --       --
                                           -----------      ------     ------    ----      -------    ----       -------     ----
      Net equity transactions .........      3,693,473      60,508     84,845      --      117,770      --       124,016       --
                                           -----------      ------     ------    ----      -------    ----       -------     ----

Net change in contract
  owners' equity ......................      3,467,905      60,586     80,220      --      114,947      --       106,061       --
Contract owners' equity beginning
  of period ...........................         60,586          --         --      --           --      --            --       --
                                           -----------      ------     ------    ----      -------    ----       -------     ----
Contract owners' equity end
  of period ...........................    $ 3,528,491      60,586     80,220      --      114,947      --       106,061       --
                                           ===========      ======     ======    ====      =======    ====       =======     ====
CHANGES IN UNITS:
  Beginning units .....................          6,004          --         --      --           --      --            --       --
                                           -----------      ------     ------    ----      -------    ----       -------     ----
  Units purchased .....................        731,666       6,004      8,026      --        9,575      --        10,077       --
  Units redeemed ......................       (396,826)         --         --      --           --      --            --       --
                                           -----------      ------     ------    ----      -------    ----       -------     ----
  Ending units ........................        340,844       6,004      8,026      --        9,575      --        10,077       --
                                           ===========      ======     ======    ====      =======    ====       =======     ====

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND PERIOD DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                                    DRYSTKIX            DRYEUROEQ              DRYVAPP            FEDQUALBD2
                                                 2000      1999       2000    1999       2000       1999        2000      1999
                                                 ----      ----       ----    ----       ----       ----        ----      ----
INVESTMENT ACTIVITY:
  Net investment income .................    $    (155)      --          3      --          129       --          (282)      --
  Realized gain (loss) on investments ...       (4,752)      --         --      --           (4)      --            34       --
  Change in unrealized gain (loss)
    on investments ......................       (9,429)      --        123      --         (567)      --         3,947       --
  Reinvested capital gains ..............        1,900       --         61      --          414       --            --       --
                                             ---------    -----      -----    ----       ------     ----       -------     ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................      (12,436)      --        187      --          (28)      --         3,699       --
                                             ---------    -----      -----    ----       ------     ----       -------     ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................        4,322       --         --      --           (3)      --            (3)      --
  Transfers between funds ...............      133,116       --      5,217      --       36,895       --       105,550       --
  Surrenders ............................           --       --         --      --           --       --            --       --
                                             ---------    -----      -----    ----       ------     ----       -------     ----
      Net equity transactions ...........      137,438       --      5,217      --       36,892       --       105,547       --
                                             ---------    -----      -----    ----       ------     ----       -------     ----

NET CHANGE IN CONTRACT OWNERS' EQUITY ...      125,002       --      5,404      --       36,864       --       109,246       --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................           --       --         --      --           --       --            --       --
                                             ---------    -----      -----    ----       ------     ----       -------     ----
CONTRACT OWNERS' EQUITY END OF PERIOD ...    $ 125,002       --      5,404      --       36,864       --       109,246       --
                                             =========    =====      =====    ====       ======     ====       =======     ====

CHANGES IN UNITS:
  Beginning units .......................           --       --         --      --           --       --            --       --
                                             ---------    -----      -----    ----       ------     ----       -------     ----
  Units purchased .......................       12,437       --        436      --        3,423       --        10,216       --
  Units redeemed ........................         (218)      --         --      --           --       --          (150)      --
                                             ---------    -----      -----    ----       ------     ----       -------     ----
  Ending units ..........................       12,219       --        436      --        3,423       --        10,066       --
                                             =========    =====      =====    ====       ======     ====       =======     ====


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND PERIOD DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                               FIDVEQINS                 FIDVGRS              FIDVHIINS             FIDVOVSES
                                           2000         1999        2000        1999       2000       1999       2000         1999
                                         --------       ----      --------      ----      ------      ----      -------       ----
INVESTMENT ACTIVITY:
  Net investment income ...............  $   (146)        --        (1,326)       --         (33)       --         (101)        --
  Realized gain (loss) on investments..        99         --       (12,545)       --          (2)       --         (282)        --
  Change in unrealized gain (loss)
    on investments ....................     2,330         --       (18,852)       --        (742)       --       (1,872)        --
  Reinvested capital gains ............        --         --           900        --          --        --           93         --
                                         --------       ----      --------      ----      ------      ----      -------       ----
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ........................     2,283         --       (31,823)       --        (777)       --       (2,162)        --
                                         --------       ----      --------      ----      ------      ----      -------       ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     3,134         --        12,705        --          --        --          116         --
  Transfers between funds .............    39,554         --       149,271        --       4,314        --       35,968         --
  Surrenders ..........................        --         --            --        --          --        --           --         --
                                         --------       ----      --------      ----      ------      ----      -------       ----
      Net equity transactions .........    42,688         --       161,976        --       4,314        --       36,084         --
                                         --------       ----      --------      ----      ------      ----      -------       ----

NET CHANGE IN CONTRACT OWNERS' EQUITY..    44,971         --       130,153        --       3,537        --       33,922         --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        --         --            --        --          --        --           --         --
                                         --------       ----      --------      ----      ------      ----      -------       ----
CONTRACT OWNERS' EQUITY END OF PERIOD..  $ 44,971         --       130,153        --       3,537        --       33,922         --
                                         ========       ====      ========      ====      ======      ====      =======       ====

CHANGES IN UNITS:
  Beginning units .....................        --         --            --        --          --        --           --         --
                                         --------       ----      --------      ----      ------      ----      -------       ----
  Units purchased .....................     4,066         --        12,501        --         447        --        3,521         --
  Units redeemed ......................        --         --          (393)       --          --        --          (87)        --
                                         --------       ----      --------      ----      ------      ----      -------       ----
  Ending units ........................     4,066         --        12,108        --         447        --        3,434         --
                                         ========       ====      ========      ====      ======      ====      =======       ====

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND PERIOD DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                                         FidVConS            FidVGrOpS           JanACapApS           JanAGLTchS
                                                      2000       1999      2000      1999      2000       1999      2000       1999
                                                    --------     ----    -------     ----    --------     ----    --------     ----
INVESTMENT ACTIVITY:
  Net investment income .........................   $   (334)      --        (98)      --         137       --         (99)      --
  Realized gain (loss) on investments ...........     (2,051)      --        (61)      --      (1,098)      --     (13,619)      --
  Change in unrealized gain (loss)
    on investments ..............................     (2,841)      --     (1,727)      --     (18,519)      --     (42,126)      --
  Reinvested capital gains ......................        652       --         --       --          --       --          --       --
                                                    --------     ----    -------     ----    --------     ----    --------     ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ................................     (4,574)      --     (1,886)      --     (19,480)      --     (55,844)      --
                                                    --------     ----    -------     ----    --------     ----    --------     ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      4,437       --       (107)      --       1,377       --      13,991       --
  Transfers between funds .......................     72,592       --     30,815       --     163,642       --     170,706       --
  Surrenders ....................................         --       --         --       --          --       --          71       --
                                                    --------     ----    -------     ----    --------     ----    --------     ----
      Net equity transactions ...................     77,029       --     30,708       --     165,019       --     184,768       --
                                                    --------     ----    -------     ----    --------     ----    --------     ----

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     72,455       --     28,822       --     145,539       --     128,924       --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................         --       --         --       --          --       --          --       --
                                                    --------     ----    -------     ----    --------     ----    --------     ----
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 72,455       --     28,822       --     145,539       --     128,924       --
                                                    ========     ====    =======     ====    ========     ====    ========     ====

CHANGES IN UNITS:
  Beginning units ...............................         --       --         --       --          --       --          --       --
                                                    --------     ----    -------     ----    --------     ----    --------     ----
  Units purchased ...............................      6,693       --      3,324       --      17,900       --      20,099       --
  Units redeemed ................................         --       --         --       --          --       --        (258)      --
                                                    --------     ----    -------     ----    --------     ----    --------     ----
  Ending units ..................................      6,693       --      3,324       --      17,900       --      19,841       --
                                                    ========     ====    =======     ====    ========     ====    ========     ====


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND PERIOD DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                                              JanAIntGrS         NSATBalJPM          NSATCapAp         NSATEqIFED
                                                           2000       1999     2000      1999     2000       1999    2000     1999
                                                         --------     ----    ------     ----    -------     ----    -----    ----
INVESTMENT ACTIVITY:
  Net investment income .............................    $     78       --       160       --       (104)      --        8      --
  Realized gain (loss) on investments ...............      (1,197)      --    (2,206)      --      1,230       --       --      --
  Change in unrealized gain (loss)
    on investments ..................................      (9,330)      --      (194)      --    (14,907)      --       11      --
  Reinvested capital gains ..........................          --       --        --       --      7,255       --       --      --
                                                         --------     ----    ------     ----    -------     ----    -----    ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................................     (10,449)      --    (2,240)      --     (6,526)      --       19      --
                                                         --------     ----    ------     ----    -------     ----    -----    ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................       4,437       --     2,120       --     (2,305)      --       66      --
  Transfers between funds ...........................      72,110       --     4,314       --     43,317       --    4,826      --
  Surrenders ........................................          --       --        --       --         --       --       --      --
                                                         --------     ----    ------     ----    -------     ----    -----    ----
      Net equity transactions .......................      76,547       --     6,434       --     41,012       --    4,892      --
                                                         --------     ----    ------     ----    -------     ----    -----    ----
NET CHANGE IN CONTRACT OWNERS' EQUITY ...............      66,098       --     4,194       --     34,486       --    4,911      --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................................          --       --        --       --         --       --       --      --
                                                         --------     ----    ------     ----    -------     ----    -----    ----
CONTRACT OWNERS' EQUITY END OF PERIOD ...............    $ 66,098       --     4,194       --     34,486       --    4,911      --
                                                         ========     ====    ======     ====    =======     ====    =====    ====

CHANGES IN UNITS:
  Beginning units ...................................          --       --        --       --         --       --       --      --
                                                         --------     ----    ------     ----    -------     ----    -----    ----
  Units purchased ...................................       8,093       --       662       --      4,555       --      489      --
  Units redeemed ....................................          --       --      (238)      --         --       --       --      --
                                                         --------     ----    ------     ----    -------     ----    -----    ----
  Ending units ......................................       8,093       --       424       --      4,555       --      489      --
                                                         ========     ====    ======     ====    =======     ====    =====    ====

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND PERIOD DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999


                                                            NSATGlob50           NSATGvtBd          NSATHiIFED       NSATMCIxDR
                                                          2000      1999      2000       1999     2000      1999    2000     1999
                                                        -------     ----    --------     ----    ------     ----    ----     ----
INVESTMENT ACTIVITY:
  Net investment income ............................    $    (6)      --       1,299       --       156       --      (5)      --
  Realized gain (loss) on investments ..............       (114)      --          31       --        (1)      --     201       --
  Change in unrealized gain (loss)
    on investments .................................       (157)      --       2,985       --      (412)      --      --       --
  Reinvested capital gains .........................         52       --          --       --        --       --      --       --
                                                        -------     ----    --------     ----    ------     ----    ----     ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...................................       (225)      --       4,315       --      (257)      --     196       --
                                                        -------     ----    --------     ----    ------     ----    ----     ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................        (14)      --     (14,204)      --        (4)      --    (196)      --
  Transfers between funds ..........................      1,618       --     116,367       --     4,536       --      --       --
  Surrenders .......................................         --       --          --       --        --       --      --       --
                                                        -------     ----    --------     ----    ------     ----    ----     ----
      Net equity transactions ......................      1,604       --     102,163       --     4,532       --    (196)      --
                                                        -------     ----    --------     ----    ------     ----    ----     ----
NET CHANGE IN CONTRACT OWNERS' EQUITY ..............      1,379       --     106,478       --     4,275       --      --       --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ........................................         --       --          --       --        --       --      --       --
                                                        -------     ----    --------     ----    ------     ----    ----     ----
CONTRACT OWNERS' EQUITY END OF PERIOD ..............    $ 1,379       --     106,478       --     4,275       --      --       --
                                                        =======     ====    ========     ====    ======     ====    ====     ====

CHANGES IN UNITS:
  Beginning units ..................................         --       --          --       --        --       --      --       --
                                                        -------     ----    --------     ----    ------     ----    ----     ----
  Units purchased ..................................        140       --       9,659       --       461       --      --       --
  Units redeemed ...................................         --       --          --       --        --       --      --       --
                                                        -------     ----    --------     ----    ------     ----    ----     ----
  Ending units .....................................        140       --       9,659       --       461       --      --       --
                                                        =======     ====    ========     ====    ======     ====    ====     ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND PERIOD DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999


                                                       NSATMCpSTR              NSATMMkt           NSATMBdMAS         NSATSmCapg
                                                    2000       1999       2000         1999      2000     1999     2000       1999
                                                  --------     ----    ----------     ------    ------    ----    -------     ----
INVESTMENT ACTIVITY:
  Net investment income ......................    $   (342)      --        24,888         78       201      --        (63)      --
  Realized gain (loss) on investments ........         523       --            --         --        --      --        (12)      --
  Change in unrealized gain (loss)
    on investments ...........................      (2,450)      --            --         --        92      --     (2,974)      --
  Reinvested capital gains ...................       1,359       --            --         --        --      --         --       --
                                                  --------     ----    ----------     ------    ------    ----    -------     ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .............................        (910)      --        24,888         78       293      --     (3,049)      --
                                                  --------     ----    ----------     ------    ------    ----    -------     ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..........................        (209)      --     4,053,697     60,508        10      --        (13)      --
  Transfers between funds ....................      31,914       --    (2,494,277)        --    12,263      --     28,618       --
  Surrenders .................................          --       --      (403,409)        --        --      --         --       --
                                                  --------     ----    ----------     ------    ------    ----    -------     ----
      Net equity transactions ................      31,705       --     1,156,011     60,508    12,273      --     28,605       --
                                                  --------     ----    ----------     ------    ------    ----    -------     ----
NET CHANGE IN CONTRACT OWNERS' EQUITY ........      30,795       --     1,180,899     60,586    12,566      --     25,556       --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................          --       --        60,586         --        --      --         --       --
                                                  --------     ----    ----------     ------    ------    ----    -------     ----
CONTRACT OWNERS' EQUITY END OF PERIOD ........    $ 30,795       --     1,241,485     60,586    12,566      --     25,556       --
                                                  ========     ====    ==========     ======    ======    ====    =======     ====


CHANGES IN UNITS:
  Beginning units ............................          --       --         6,004         --        --      --         --       --
                                                  --------     ----    ----------     ------    ------    ----    -------     ----
  Units purchased ............................       2,594       --       507,154      6,004     1,182      --      1,875       --
  Units redeemed .............................          --       --      (395,482)        --        --      --         --       --
                                                  --------     ----    ----------     ------    ------    ----    -------     ----
  Ending units ...............................       2,594       --       117,676      6,004     1,182      --      1,875       --
                                                  ========     ====    ==========     ======    ======    ====    =======     ====

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND PERIOD DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                                           NSATSmCapV            NSATSmCo         NSATStrVal          NSATTotRtn
                                                        2000       1999      2000      1999     2000      1999      2000      1999
                                                      --------     ----    -------     ----    ------     ----    -------     ----
INVESTMENT ACTIVITY:
  Net investment income ..........................    $   (111)      --       (241)      --        (5)      --        (33)      --
  Realized gain (loss) on investments ............         529       --       (655)      --        (1)      --       (536)      --
  Change in unrealized gain (loss)
    on investments ...............................      (5,250)      --     (7,293)      --         9       --    (29,971)      --
  Reinvested capital gains .......................       5,482       --      9,023       --        --       --     27,208       --
                                                      --------     ----    -------     ----    ------     ----    -------     ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         650       --        834       --         3       --     (3,332)      --
                                                      --------     ----    -------     ----    ------     ----    -------     ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      (1,593)      --        874       --         4       --      4,018       --
  Transfers between funds ........................      36,170       --     71,701       --     4,314       --     75,581       --
  Surrenders .....................................          --       --         --       --        --       --         --       --
                                                      --------     ----    -------     ----    ------     ----    -------     ----
      Net equity transactions ....................      34,577       --     72,575       --     4,318       --     79,599       --
                                                      --------     ----    -------     ----    ------     ----    -------     ----
NET CHANGE IN CONTRACT OWNERS' EQUITY ............      35,227       --     73,409       --     4,321       --     76,267       --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................          --       --         --       --        --       --         --       --
                                                      --------     ----    -------     ----    ------     ----    -------     ----
CONTRACT OWNERS' EQUITY END OF PERIOD ............    $ 35,227       --     73,409       --     4,321       --     76,267       --
                                                      ========     ====    =======     ====    ======     ====    =======     ====

CHANGES IN UNITS:
  Beginning units ................................          --       --         --       --        --       --         --       --
                                                      --------     ----    -------     ----    ------     ----    -------     ----
  Units purchased ................................       2,891       --      5,183       --       377       --      7,311       --
  Units redeemed .................................          --       --         --       --        --       --         --       --
                                                      --------     ----    -------     ----    ------     ----    -------     ----
  Ending units ...................................       2,891       --      5,183       --       377       --      7,311       --
                                                      ========     ====    =======     ====    ======     ====    =======     ====


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND PERIOD DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                                         NBAMTGuard          NBAMTMCGr           NBAMTPart          OppAggGrVA
                                                       2000      1999      2000      1999      2000      1999      2000       1999
                                                     -------     ----    -------     ----    -------     ----    --------     ----
INVESTMENT ACTIVITY:
  Net investment income .........................    $   (46)      --       (159)      --        (54)      --        (749)      --
  Realized gain (loss) on investments ...........          5       --     (1,707)      --       (140)      --      (1,029)      --
  Change in unrealized gain (loss)
    on investments ..............................         55       --     (4,738)      --        248       --     (54,549)      --
  Reinvested capital gains ......................         --       --         --       --         --       --         398       --
                                                     -------     ----    -------     ----    -------     ----    --------     ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ................................         14       --     (6,604)      --         54       --     (55,929)      --
                                                     -------     ----    -------     ----    -------     ----    --------     ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         (1)      --      2,403       --        194       --       3,432       --
  Transfers between funds .......................      5,326       --     46,173       --     13,448       --     206,662       --
  Surrenders ....................................         --       --         --       --         --       --          --       --
                                                     -------     ----    -------     ----    -------     ----    --------     ----
      Net equity transactions ...................      5,325       --     48,576       --     13,642       --     210,094       --
                                                     -------     ----    -------     ----    -------     ----    --------     ----
NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      5,339       --     41,972       --     13,696       --     154,165       --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................         --       --         --       --         --       --          --       --
                                                     -------     ----    -------     ----    -------     ----    --------     ----
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    $ 5,339       --     41,972       --     13,696       --     154,165       --
                                                     =======     ====    =======     ====    =======     ====    ========     ====


CHANGES IN UNITS:
  Beginning units ...............................         --       --         --       --         --       --          --       --
                                                     -------     ----    -------     ----    -------     ----    --------     ----
  Units purchased ...............................        461       --      3,100       --      1,265       --      12,131       --
  Units redeemed ................................         --       --         --       --         --       --          --       --
                                                     -------     ----    -------     ----    -------     ----    --------     ----
  Ending units ..................................        461       --      3,100       --      1,265       --      12,131       --
                                                     =======     ====    =======     ====    =======     ====    ========     ====

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND PERIOD DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                                         OppCapApVA          OppGlSecVA          OppMGrInVA             StOpp2
                                                      2000       1999      2000      1999      2000       1999      2000      1999
                                                   ---------     ----    -------     ----    --------     ----    -------     ----
INVESTMENT ACTIVITY:
  Net investment income .......................    $    (525)      --        (88)      --        (577)      --       (132)      --
  Realized gain (loss) on investments .........          210       --       (279)      --          (6)      --         (7)      --
  Change in unrealized gain (loss)
    on investments ............................       (7,127)      --       (654)      --     (12,865)      --     (3,124)      --
  Reinvested capital gains ....................          361       --         --       --         159       --      3,755       --
                                                   ---------     ----    -------     ----    --------     ----    -------     ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       (7,081)      --     (1,021)      --     (13,289)      --        492       --
                                                   ---------     ----    -------     ----    --------     ----    -------     ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................          381       --        218       --       1,121       --        392       --
  Transfers between funds .....................      145,580       --     29,188       --     189,063       --     35,034       --
  Surrenders ..................................           --       --         --       --          --       --         --       --
                                                   ---------     ----    -------     ----    --------     ----    -------     ----
      Net equity transactions .................      145,961       --     29,406       --     190,184       --     35,426       --
                                                   ---------     ----    -------     ----    --------     ----    -------     ----
NET CHANGE IN CONTRACT OWNERS' EQUITY .........      138,880       --     28,385       --     176,895       --     35,918       --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................           --       --         --       --          --       --         --       --
                                                   ---------     ----    -------     ----    --------     ----    -------     ----
CONTRACT OWNERS' EQUITY END OF PERIOD .........    $ 138,880       --     28,385       --     176,895       --     35,918       --
                                                   =========     ====    =======     ====    ========     ====    =======     ====


CHANGES IN UNITS:
  Beginning units .............................           --       --         --       --          --       --         --       --
                                                   ---------     ----    -------     ----    --------     ----    -------     ----
  Units purchased .............................       10,980       --      2,985       --      17,667       --      3,679       --
  Units redeemed ..............................           --       --         --       --          --       --         --       --
                                                   ---------     ----    -------     ----    --------     ----    -------     ----
  Ending units ................................       10,980       --      2,985       --      17,667       --      3,679       --
                                                   =========     ====    =======     ====    ========     ====    =======     ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND PERIOD DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                                             MSUEmMkt          MSUUSRealE         VEWwEmgMkt         VEWwHrdAst
                                                          2000      1999     2000      1999     2000      1999      2000      1999
                                                        -------     ----    ------     ----    ------     ----    -------     ----
INVESTMENT ACTIVITY:
  Net investment income ............................    $   319       --        44       --       (14)      --        (89)      --
  Realized gain (loss) on investments ..............         --       --        --       --      (214)      --         --       --
  Change in unrealized gain (loss)
    on investments .................................       (186)      --       140       --      (396)      --      2,023       --
  Reinvested capital gains .........................         --       --        15       --        --       --         --       --
                                                        -------     ----    ------     ----    ------     ----    -------     ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...................................        133       --       199       --      (624)      --      1,934       --
                                                        -------     ----    ------     ----    ------     ----    -------     ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................         (5)      --        (4)      --      (126)      --         28       --
  Transfers between funds ..........................      3,043       --     2,804       --     1,618       --     32,229       --
  Surrenders .......................................         --       --        --       --        --       --         --       --
                                                        -------     ----    ------     ----    ------     ----    -------     ----
      Net equity transactions ......................      3,038       --     2,800       --     1,492       --     32,257       --
                                                        -------     ----    ------     ----    ------     ----    -------     ----
NET CHANGE IN CONTRACT OWNERS' EQUITY ..............      3,171       --     2,999       --       868       --     34,191       --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ........................................         --       --        --       --        --       --         --       --
                                                        -------     ----    ------     ----    ------     ----    -------     ----
CONTRACT OWNERS' EQUITY END OF PERIOD ..............    $ 3,171       --     2,999       --       868       --     34,191       --
                                                        =======     ====    ======     ====    ======     ====    =======     ====

CHANGES IN UNITS:
  Beginning units ..................................         --       --        --       --        --       --         --       --
                                                        -------     ----    ------     ----    ------     ----    -------     ----
  Units purchased ..................................        255       --       242       --        97       --      3,018       --
  Units redeemed ...................................         --       --        --       --        --       --         --       --
                                                        -------     ----    ------     ----    ------     ----    -------     ----
  Ending units .....................................        255       --       242       --        97       --      3,018       --
                                                        =======     ====    ======     ====    ======     ====    =======     ====

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND PERIOD DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999


                                                                   WPTVALUE
                                                              2000          1999
                                                            -------         ----
INVESTMENT ACTIVITY:
  Net investment income ............................        $    13           --
  Realized gain (loss) on investments ..............             --           --
  Change in unrealized gain (loss)
    on investments .................................            132           --
  Reinvested capital gains .........................             43           --
                                                            -------         ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...................................            188           --
                                                            -------         ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................             (4)          --
  Transfers between funds ..........................          4,314           --
  Surrenders .......................................             --           --
                                                            -------         ----
      Net equity transactions ......................          4,310           --
                                                            -------         ----
NET CHANGE IN CONTRACT OWNERS' EQUITY ..............          4,498           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ........................................             --           --
                                                            -------         ----
CONTRACT OWNERS' EQUITY END OF PERIOD ..............        $ 4,498           --
                                                            =======         ====


CHANGES IN UNITS:
  Beginning units ..................................             --           --
                                                            -------         ----
  Units purchased ..................................            419           --
  Units redeemed ...................................             --           --
                                                            -------         ----
  Ending units .....................................            419           --
                                                            =======         ====


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-10

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 2000 AND 1999



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-10 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - European Equity Portfolio (DryEuroEq)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryVApp)

              Federated Insurance Series - Quality Bond Fund II (FedQualBd2)

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio: Service Class
                (FidVEqInS)
                Fidelity VIP - Growth Portfolio: Service Class (FidVGrS) Fidelity VIP - High Income Portfolio: Service Class (FidVHiInS) Fidelity VIP - Overseas Portfolio: Service Class (FidVOvSeS)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio: Service Class (FidVConS)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio: Service Class (FidVGrOpS)

              Funds of the Gartmore - NSAT Separate Account Trust;
                Gartmore NSAT - Emerging Markets Fund (NSATEmMGM) Gartmore NSAT - Global Technology & Communications Fund (NSATGTecGM)
                Gartmore NSAT - International Growth Fund (NSATIntGGM)

              Portfolios of the Janus Aspen Series;
                Janus Aspen - Capital Appreciation Portfolio - Service Class (JanACapApS)
                Janus Aspen - Global Technology Portfolio - Service Class (JanAGlTchS)
                Janus Aspen - International Growth Portfolio - Service Class (JanAIntGrS)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
                (managed for a fee by an affiliated investment advisor); Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBalJPM) Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund - Federated (NSATEqIFED) Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund - Federated (NSATHiIFED) Nationwide SAT - Mid Cap Index Fund (NSATMCIxDR)
                Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR) Nationwide SAT - Money Market Fund (NSATMMkt)
                Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMBdMAS) Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG) Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Value Fund (NSATStrVal)
                Nationwide SAT - Total Return Fund (NSATTotRtn)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds;
                Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA) Oppenheimer Capital Appreciation Fund/VA (OppCapApVA) Oppenheimer Global Securities Fund/VA (OppGlSecVA) Oppenheimer Main Street Growth & Income Fund/VA (OppMGrInVA)

             Strong Opportunity Fund II, Inc. (StOpp2)

              Turner NSAT - Growth Focus Fund (NSATGFocTU)

              Portfolios of the Universal Institutional Funds, Inc.;
                The Universal Institutional Funds Inc. - Emerging Markets Debt
                  Portfolio (MSUEmMkt) (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
                The Universal Institutional Funds Inc. - Mid Cap Growth
                  Portfolio (MSUMCapGr)
                The Universal Institutional Funds Inc. - U.S. Real Estate
                   Securities Portfolio (MSUUSRealE) (formerly Morgan Stanley
                   - U.S. Real Estate Securities Portfolio)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Global Post - Venture Capital Portfolio
                  (WPTGloPVC)
                Warburg Pincus Trust - International Equity Portfolio (WPTIntEq) Warburg Pincus Trust - Value Portfolio (WPTValue)

         At December 31, 2000, contract owners have invested in all of the above funds except for American Century VP - American Century VP Value, Gartmore NSAT - Emerging Markets Fund, Gartmore NSAT - Global Technology & Communications Fund, Gartmore NSAT - International Growth Fund, Nationwide SAT - Mid Cap Index Fund, Turner NSAT - Growth Focus Fund, The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Warburg Pincus Trust - Global Post - Venture Capital Portfolio, and Warburg Pincus Trust - International Equity Portfolio. The contract owners' equity is affected by the investment result of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income
         The fair value of the underlying mutual fund is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes
         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements
         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves
         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 8% of purchase payments surrendered. After 5 years, such charge will decline 1% per year, to 0%, after the purchase payment has been held in the contract for 13 years. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annual rate of 1.40%.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for the year ended December 31, 2000 and the period December 15, 1999 (commencement of operations) through December 31, 1999.

     The following is a summary for 2000:

                                                                     UNIT         CONTRACT                             TOTAL
                                                       UNITS      FAIR VALUE   OWNERS' EQUITY         EXPENSES*        RETURN**
                                                       -----      ----------   --------------         ---------        --------
   American Century VP -
    American Century VP Income & Growth .........       8,026     $ 9.994986     $   80,220             0.68%         (11.86)%
   American Century VP -
    American Century VP International ...........       9,575      12.004879        114,947             0.62%         (17.98)%
   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...........................      10,077      10.525008        106,061             1.09%         (12.27)%
   Dreyfus Stock Index Fund .....................      12,219      10.230170        125,002             1.30%         (10.54)%
   Dreyfus IP - European Equity Portfolio .......         436      12.394036          5,404             0.30%          (3.35)%
   Dreyfus VIF - Appreciation Portfolio .........       3,423      10.769627         36,864             0.61%          (2.03)%
   Federated Quality Bond Fund II ...............      10,066      10.852961        109,246             0.52%           8.91%
   Fidelity VIP -
    Equity-Income Portfolio: Service Class ......       4,066      11.060358         44,971             0.65%           6.80%
   Fidelity VIP - Growth Portfolio: Service Class      12,108      10.749298        130,153             1.05%         (12.31)%
   Fidelity VIP -
    High Income Portfolio: Service Class ........         447       7.912811          3,537             1.87%         (23.69)%
   Fidelity VIP -
    Overseas Portfolio: Service Class ...........       3,434       9.878160         33,922             0.68%         (20.28)%
   Fidelity VIP II -
    Contrafund Portfolio: Service Class .........       6,693      10.825529         72,455             0.97%          (8.01)%
   Fidelity VIP III -
    Growth Opportunities Portfolio: Service Class       3,324       8.670739         28,822             0.68%         (18.33)
   Janus Aspen Series - Capital Appreciation
    Portfolio - Service Class ...................      17,900       8.130665        145,539             0.91%***      (20.08)%***
   Janus Aspen Series -
    Global Technology Portfolio - Service Class .      19,841       6.497870        128,924             1.47%***      (37.62)%***
   Janus Aspen Series - International
    Growth Portfolio - Service Class ............       8,093       8.167360         66,098             0.86%***      (19.69)%***
   Nationwide SAT -
    Balanced Fund - J.P. Morgan .................         424       9.891564          4,194             1.24%          (1.74)%
   Nationwide SAT - Capital Appreciation Fund ...       4,555       7.570947         34,486             0.61%         (27.56)%
   Nationwide SAT -
    Equity Income Fund - Federated ..............         489      10.043488          4,911             1.16%         (11.87)%
   Nationwide SAT - Global 50 Fund ..............         140       9.848693          1,379             1.31%         (13.54)%
   Nationwide SAT - Government Bond Fund ........       9,659      11.023698        106,478             0.56%          10.97%
   Nationwide SAT -
    High Income Bond Fund - Federated ...........         461       9.273545          4,275             0.61%          (9.55)%
   Nationwide SAT -
    Mid Cap Growth Fund - Strong ................       2,594      11.871593         30,795             1.11%         (16.56)%
   Nationwide SAT - Money Market Fund ...........     117,676      10.550029      1,241,485             1.28%           4.55%
   Nationwide SAT -
    Multi Sector Bond Fund - MAS ................       1,182      10.631465         12,566             0.98%           4.18%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                     UNIT         CONTRACT                             TOTAL
                                                       UNITS      FAIR VALUE   OWNERS' EQUITY         EXPENSES*        RETURN**
                                                       -----      ----------   --------------         ---------        --------
   Nationwide SAT - Small Cap Growth Fund .......       1,875      13.629995         25,556             0.49%         (17.34)%
   Nationwide SAT - Small Cap Value Fund ........       2,891      12.185229         35,227             0.63%           9.65%
   Nationwide SAT - Small Company Fund ..........       5,183      14.163507         73,409             0.66%           7.38%
   Nationwide SAT - Strategic Value Fund ........         377      11.462858          4,321             1.57%           6.11%
   Nationwide SAT - Total Return Fund ...........       7,311      10.431879         76,267             0.61%          (3.48)%
   Neuberger Berman AMT - Guardian Portfolio ....         461      11.581399          5,339             1.06%          (0.28)%
   Neuberger Berman AMT -
    Mid-Cap Growth Portfolio ....................       3,100      13.539428         41,972             0.76%          (8.75)%
   Neuberger Berman AMT - Partners Portfolio ....       1,265      10.826755         13,696             0.79%          (0.70)%
   Oppenheimer Aggressive Growth Fund/VA ........      12,131      12.708360        154,165             0.97%         (12.48)%
   Oppenheimer Capital Appreciation Fund/VA .....      10,980      12.648451        138,880             0.77%           1.62%
   Oppenheimer Global Securities Fund/VA ........       2,985       9.509088         28,385             0.92%***       (7.32)%***
   Oppenheimer
    Main Street Growth & Income Fund/VA .........      17,667      10.012734        176,895             0.67%         (10.05)%
   Strong Opportunity Fund II, Inc. .............       3,679       9.762926         35,918             0.91%***       (3.20)%***
   The Universal Institutional Funds -
    Emerging Markets Debt Portfolio .............         255      12.435607          3,171             0.38%           9.84%
   The Universal Institutional Funds -
    U.S. Real Estate Portfolio ..................         242      12.392833          2,999             0.97%***       12.49%***
   Van Eck WIT Worldwide Emerging Markets Fund ..          97       8.951361            868             0.86%         (42.68)%
   Van Eck WIT - Worldwide Hard Assets Fund .....       3,018      11.328950         34,191             0.52%           9.85%
   Warburg Pincus Trust - Value Portfolio .......         419      10.734004          4,498             0.81%           7.39%
                                                      =======      =========    -----------
                                                                                $ 3,528,491
                                                                                ===========


The following is a summary for 1999:
   Nationwide SAT - Money Market Fund ...........       6,004     $10.090878    $    60,586             0.64%***        3.57%***
                                                      =======      =========    ===========




* This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-10:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-10 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for the year then ended and the period December 15, 1999 (commencement of operations) through December 31, 1999, and the financial highlights for the year then ended and the period December 15, 1999 (commencement of operations) through December 31, 1999. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for the year then ended and the period December 15, 1999 (commencement of operations) through December 31, 1999, and the financial highlights for the year then ended and the period December 15, 1999 (commencement of operations) through December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP
Columbus, Ohio
February 16, 2001

                                                             -----------------
                                                                 Bulk Rate
                                                                U.S. Postage
                                                                    PAID
                                                               Columbus, Ohio
                                                               Permit No. 521
                                                             -----------------

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220











Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company